INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision (benefit) for income taxes consists of the following for the years ended October 31:
	2014	2013

Current	$-	$-
Deferred	-	-

Provision for income taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes varies from the statutory rate applied to the net loss as follows for the years ended October 31:

	2014	2013

Federal income tax benefit at statutory rate (35%)	$(1,611,864)	$(1,317,431)
State taxes, net of federal benefit	(208,584)	(170,483)
Effect of Canadian tax rates	19,318	66,704
Nondeductible expenses	1,113,360	978,453
Change in valuation allowance	687,770	442,757

Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s estimated deferred tax balances at October 31, 2014 and 2013 consist of:

	2014	2013
Deferred tax assets (liabilities)
Net operating loss carryforwards (U.S.)	$893,020	$281,009
Net operating loss carryforwards (Canada)	609,255	567,626
Bad debt	-	30,368
Accrued salaries	180,521	116,024

Net deferred tax assets	1,682,796	995,027
Valuation allowance	(1,682,796)	(995,027)

Provision for income taxes	$-	$-